INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Schedule of Principal in Non-Consolidated Companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 468,516	$ 517,265	$ 821,571
Techgen S.A. de C.V. | Mexico
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	48.00%	48.00%
Investments in non-consolidated companies	$ 130,433	$ 116,849
Unigal Usiminas Ltda. | Brazil
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	70.00%	70.00%
Investments in non-consolidated companies	$ 98,280	$ 124,064
MRS Logística S.A | Brazil
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	11.48%	11.41%
Investments in non-consolidated companies	$ 203,778	$ 235,268
Other non-consolidated companies
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 36,025	$ 41,084